CARE AND MAINTENANCE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Repair And Maintenance Expenses [Line Items]
Care and maintenance	$ 3,081	$ 11,877
Cosmo mine
Repair And Maintenance Expenses [Line Items]
Care and maintenance	249	9,587
Holloway mine
Repair And Maintenance Expenses [Line Items]
Care and maintenance	2,792	2,192
Hislop mine
Repair And Maintenance Expenses [Line Items]
Care and maintenance	$ 40	$ 98